TAXATION - Movement on the deferred income tax (Details) - USD ($)	6 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
TAXATION
Beginning of the period deferred tax	$ (14,164,930)	$ (17,358,162)
Charge of the period	875,283	1,926,752
Charge to OCI	35,203	(795,619)
Conversion difference	(145,174)	1,886,127
Total net deferred tax	$ (13,399,618)	$ (14,340,902)